Accounts Payable	12 Months Ended
Dec. 31, 2024
Accounts Payable [Abstract]
ACCOUNTS PAYABLE
NOTE 11:	ACCOUNTS PAYABLE

a.	Composition:

	December 31,
	2024	2023
	U.S. dollars in thousands

Trade payables	196	1
Accrued expenses	492	205
Deferred revenues	18	-
Employees and related	53	-
Other payables	31	-

	790	206

The carrying amount of accounts payable is a reasonable approximation of their fair value because the effect of discounting is immaterial.

b.	The carrying amount of accounts payable is denominated in the following currencies:

	December 31,
	2024	2023
	U.S. dollars in thousands

U.S. dollars	362	157
NIS (not linked to the Israeli CPI)	428	49

	790	206